COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 01, 2022
Consulting Agreement [Member] | University of Miami [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement description	the University of Miami is to receive a $75,000 cash license fee of which $25,000 was paid and expensed in December 2022 with the balance of $50,000 owed within 18 months of the effective date of the license agreement (December 1, 2022) unless the license agreement is terminated. The $50K was originally recorded as a contingent liability upon signing of the license agreement. The $50K has since been paid and duly recorded as such. The University of Miami also received a license fee in the form of equity totaling 1,187,500 shares of our common stock valued at $593,750 which was recorded in December 2022. The University of Miami will receive annual minimum royalty payments of $10,000 per year for the years prior to the first offer of sale of a licensed product, and $50,000 per year thereafter until expiration or termination of the agreement. In February, 2024, we were billed for the $10,000 one-year anniversary minimum royalty fee and we paid it. In June, 2024 we were billed for the additional $50,000 remaining on the license fee and we paid it. In February 2025 we were billed for the $10,000 one-year anniversary minimum royalty fee and recorded the payable as of December 31, 2024. Upon receipt of regulatory approval, the University of Miami will receive royalties ranging from 2% - 5% based on sales of licensed products. The University of Miami also received reimbursement of accrued patent costs of $6,450 which was paid and expensed in December 2022. During the development of EIR-1003, the University of Miami will receive payments totaling $4.4 million based upon the successful completion of certain product development milestones. The Company has the right to sublicense third parties, and upon which shall pay the University of Miami 20% of all non-royalty sublicensing fees earned.	the University of Miami is to receive a $75,000 cash license fee of which $25,000 was paid and expensed in December 2022 with the balance of $50,000 owed within 18 months of the effective date of the license agreement (December 1, 2022) unless the license agreement is terminated. The University of Miami also received a license fee in the form of equity totaling 1,187,500 shares of our common stock valued at $593,750 which was recorded in December 2022. The University of Miami will receive annual minimum royalty payments of $10,000 per year for the years prior to the first offer of sale of a licensed product, and $50,000 per year thereafter until expiration or termination of the agreement. In February, 2024, we were billed for the $10,000 one-year anniversary minimum royalty fee and paid it. In June, 2024 we were billed for the additional $50,000 remaining on the license fee and we paid it. In February 2025, we were billed for the $10,000 one-year anniversary minimum royalty fee and recorded the payable as of December 31, 2024. Upon receipt of regulatory approval, the University of Miami will receive royalties ranging from 2% - 5% based on sales of licensed products. The University of Miami also received reimbursement of accrued patent costs of $6,450 which was paid and expensed in December 2022. During the development of EIR-1003, the University of Miami will receive payments totaling $4.4 million based upon the successful completion of certain product development milestones. The Company has the right to sublicense third parties, and upon which shall pay the University of Miami 20% of all non-royalty sublicensing fees earned.
Consulting Agreement [Member] | Cornell University [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement description	Cornell University received a $25,000 cash license fee which was paid and expensed in February 2023. Cornell University also received a license fee in the form of equity totaling 1,236,979 shares of our common stock valued at $618,490 which was expensed in February 2023. Upon receipt of regulatory approval, Cornell University will receive royalties ranging from 1% - 6% based on sales of licensed products and subject to minimum annual royalties as defined in the licensing agreement. Beginning the calendar year of commercial sales of the first licensed product by the Company, an Affiliate or a Sublicensee and if the total earned royalties paid by the Company to Cornell in any such year cumulatively are less than the applicable minimum annual royalty of $250,000 in the first year, $500,000 in the second through fourth years, and $1,000,000 in the fifth year and beyond, then the Company shall pay to Cornell on or before March 31 following such year the difference between the applicable minimum annual royalty and the total earned royalty paid by the Company in that year. Cornell University also will receive reimbursement of accrued patent costs totaling $54,725 to be paid in 4 equal quarterly installments commencing on the effective date of the agreement. During the development of EIR-0205, Cornell University will receive payments totaling $9.5 million based upon the successful completion of certain product development milestones. The Company will pay Cornell a license maintenance fee equal to $5,000 on the first anniversary date, $10,000 on the second anniversary date, $15,000 on the third anniversary dates, $25,000 on the fourth anniversary date, $50,000 on the fifth anniversary date, and $75,000 on the sixth anniversary date and every anniversary date thereafter until commencement of product sales. In January 2024 we were billed, and we paid the first anniversary license maintenance fee of $5,000. In September 2025, we were billed for the second anniversary license maintenance fee of $10,000.	Cornell University received a $25,000 cash license fee which was paid and expensed in February 2023. Cornell University also received a license fee in the form of equity totaling 1,236,979 shares of our common stock valued at $618,490 which was expensed in February 2023. Upon receipt of regulatory approval, Cornell University will receive royalties ranging from 1% - 6% based on sales of licensed products and subject to minimum annual royalties as defined in the licensing agreement. Beginning the calendar year of commercial sales of the first licensed product by the Company, an Affiliate or a Sublicensee and if the total earned royalties paid by the Company to Cornell in any such year cumulatively are less than the applicable minimum annual royalty of $250,000 in the first year, $500,000 in the second through fourth years, and $1,000,000 in the fifth year and beyond, then the Company shall pay to Cornell on or before March 31 following such year the difference between the applicable minimum annual royalty and the total earned royalty paid by the Company in that year. Cornell University also will receive reimbursement of accrued patent costs totaling $54,725 to be paid in 4 equal quarterly installments commencing on the effective date of the agreement. During the development of EIR-0205, Cornell University will receive payments totaling $9.5 million based upon the successful completion of certain product development milestones. The Company will pay Cornell a license maintenance fee equal to $5,000 on the first anniversary date, $10,000 on the second anniversary date, $15,000 on the third anniversary dates, $25,000 on the fourth anniversary date, $50,000 on the fifth anniversary date, and $75,000 on the sixth anniversary date and every anniversary date thereafter until commencement of product sales. In January 2024 we were billed, and we paid the first anniversary license maintenance fee of $5,000.
Consulting Agreement [Member] | Cataldo Consulting [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting fee			$ 30,000
Consulting Agreement [Member] | Emmes Consulting [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting fee			30,000
Four-month Consulting Agreement [Member] | Martin Schroeder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting fee			30,000
Four-month Consulting Agreement [Member] | Anthony Cataldo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting fee			$ 30,000